Credit Facilities (Details) - Schedule of long-term bank borrowings - Long-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: current maturities		$ (1,120,400)
Non-current maturities
Postal Savings Bank of China Co Ltd [Member]
Debt Instrument [Line Items]
Debt instrument, term	From November, 2018 to November, 2020
Debt instrument weighted average interest rate	5.70%
Debt instrument, description	Guarantee by Mr. Jinlong Yang and third party, pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang
Debt instrument paid off	Nov. 13, 2020
Total		$ 1,120,400